Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2016
Short-Term Borrowings, Excluding Current Portion of Long-Term Debt

Short-term borrowings, excluding the current portion of long-term debt as of March 31, 2015 and 2016 were as follows:

	Millions of yen
	2015	2016
Short-term borrowings denominated in Japanese Yen:
Unsecured short-term loans from financial institutions	¥400	¥1,500
(Year ended March 31, 2015—weighted-average rate per annum : 0.7% as of March 31, 2015)
(Year ended March 31, 2016—weighted-average rate per annum : 0.5% as of March 31, 2016)
Short-term borrowings denominated in Euro:

Unsecured short-term loans from financial institutions	1,648	264
(Year ended March 31, 2015—weighted-average rate per annum :1.3% as of March 31, 2015)
(Year ended March 31, 2016—weighted-average rate per annum :0.7% as of March 31, 2016)

Total short-term borrowings	¥2,048	¥1,764

Long-Term Debt

Long-term debt as of March 31, 2015 and 2016 were as follows:

	Millions of yen
	2015	2016
Debt denominated in Japanese Yen:
Unsecured corporate bonds	¥220,000	¥220,000
(Year ended March 31, 2015—interest rates per annum : 0.2%-2.0%, due : years ending March 31, 2018-2024)
(Year ended March 31, 2016—interest rates per annum : 0.2%-2.0%, due : years ending March 31, 2018-2024)
Unsecured indebtedness to financial institutions	603	400
(Year ended March 31, 2015—interest rates per annum : 0.9%-1.2%, due : years ending March 31, 2016-2018)
(Year ended March 31, 2016—interest rates per annum : 0.9%, due : years ending March 31, 2017-2018)

Sub-total	¥220,603	¥220,400
Less: Current portion	(203)	(200)

Total long-term debt	¥220,400	¥220,200

Aggregate Amounts of Annual Maturities of Long-Term Debt

The aggregate amounts of annual maturities of long-term debt as of March 31, 2016, were as follows:

Year ending March 31,	Millions of yen
2017	¥200
2018	60,200
2019	110,000
2020	—
2021	—
Thereafter	50,000

Total	¥220,400